Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 384,228	$ 384,228
Less: accumulated depreciation	(381,074)	(300,008)
Property and equipment, net	3,154	84,220
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	45,397	45,397
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	51,692	51,692
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	71,635	71,635
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 215,504	$ 215,504